GEOGRAPHIC AND RELATED INFORMATION - Revenues and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Customer A
Revenue, Major Customer [Line Items]
Revenues from Services, Amount	$ 131,756
Revenues from Services, % of Consolidated	34.00%
Accounts Receivable, Net, Amount	10,763
Accounts Receivable, Net, % of Consolidated	15.00%
Customer B
Revenue, Major Customer [Line Items]
Revenues from Services, Amount	49,917
Revenues from Services, % of Consolidated	13.00%
Accounts Receivable, Net, Amount	25,128
Accounts Receivable, Net, % of Consolidated	34.00%
Customer C
Revenue, Major Customer [Line Items]
Accounts Receivable, Net, Amount	9,465
Accounts Receivable, Net, % of Consolidated	13.00%
Customer D
Revenue, Major Customer [Line Items]
Accounts Receivable, Net, Amount	7,360
Accounts Receivable, Net, % of Consolidated	10.00%
Customer E
Revenue, Major Customer [Line Items]
Revenues from Services, Amount		48,400
Revenues from Services, % of Consolidated		20.00%
Customer F
Revenue, Major Customer [Line Items]
Revenues from Services, Amount		78,400
Revenues from Services, % of Consolidated		32.00%
Accounts Receivable, Net, Amount		21,100
Accounts Receivable, Net, % of Consolidated		52.00%
Customer G
Revenue, Major Customer [Line Items]
Accounts Receivable, Net, Amount		$ 5,300
Accounts Receivable, Net, % of Consolidated		13.00%